Subsequent Events (Details) - Class B Common Shares [Member] - USD ($)		Jul. 14, 2026	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Line Items]
Common shares issued	[1]
Share price	[1]		$ 0.0001	$ 0.2
SPL [Member] | Subsequent Event [Member] | Share Subscription Agreement [Member]
Subsequent Events [Line Items]
Common shares issued		5,000,000
Shares subscribed		5,000,000
Share price		$ 0.0001
Aggregate consideration		$ 500
Percentage of aggregate voting power		99.40%
Percentage of stock owned		60.60%
Conversion of shares		38,892

[1]	The financial statements give retroactive effect to the 1-for-20 reverse share split effected on April 27, 2026.